Basis of Preparation (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013
Out of period adjustments
Out of period adjustments related to prior years
Decrease (increase) to pre-tax loss	$ 10.8	$ 13.3
Decrease (increase) to after-tax loss	7.0	15.0
Adjustments to interest expense to correct and fully align amortization of deferred debt issue costs and debt discounts in prior periods with the effective interest method
Out of period adjustments related to prior years
Decrease (increase) to pre-tax loss	18.6	19.5
Adjustments to correctly reflect legal expenses previously paid by related party on behalf of the entity | AIG
Out of period adjustments related to prior years
Decrease (increase) to pre-tax loss	(6.1)	(2.5)
Adjustments to correct lease revenue to fully align amortization of prepaid lease costs on certain leases with early termination options
Out of period adjustments related to prior years
Decrease (increase) to pre-tax loss	(5.1)	(5.5)
Reversal of IRS audit interest expense incorrectly recognized in fourth quarter 2011 tax provision
Out of period adjustments related to prior years
Decrease (increase) to after-tax loss		$ 8.3